Financial Liabilities at Amortised Cost (Details) - Schedule of Debts Classified - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Debts Classified [Line Items]
Current	$ 2,365,065	$ 2,646,507
Non-current	5,334,035	5,486,768
Issued debt instruments	7,699,100	8,133,275
Other financial liabilities current	224,321	200,541
Other financial liabilities non current	0	0
Other financial liabilities	224,321	200,541
Total current	2,589,386	2,847,048
Total non current	5,334,035	5,486,768
Total	7,923,421	8,333,816
Mortgage finance bonds
Schedule of Debts Classified [Line Items]
Current	55	213
Non-current	0	7
Issued debt instruments	55	220
Senior bonds
Schedule of Debts Classified [Line Items]
Current	2,365,010	2,646,294
Non-current	5,278,740	5,420,980
Issued debt instruments	7,643,750	8,067,274
Mortgage bond
Schedule of Debts Classified [Line Items]
Current	0	0
Non-current	55,295	65,781
Issued debt instruments	$ 55,295	$ 65,781